INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of (Loss) Income before Income Taxes

(Loss) income before income taxes consists of the following (in thousands):

	Years ended December 31,
	2010	2011	2012
United States	$(19,321)	$3,973	$6,882
Foreign	(987)	1,614	4,870

Total	$(20,308)	$5,587	$11,752

Components of Income Tax (Benefit) Expense

Income tax (benefit) expense consists of the following (in thousands):

	Years ended December 31,
	2010	2011	2012
Current tax (benefit) expense
Federal	$2,068	$(2,063)	$8,102
State	1,277	1,517	2,361
Foreign	231	7,120	4,434

	3,576	6,574	14,897
Deferred tax (benefit) expense
Federal	(11,213)	(1,292)	(9,048)
State	(2,419)	523	(1,453)
Foreign	(258)	(4,980)	(1,153)

	(13,890)	(5,749)	(11,654)

Income tax (benefit) expense	$(10,314)	$825	$3,243

Reconciliation of Federal to Effective Rate

The following is a reconciliation of the U.S. Federal statutory rate to the effective rate on pretax (loss) income (in thousands):

	Years ended December 31,
	2010	2011	2012
Federal tax (benefit) expense computed at statutory rate	$(7,108)	$1,956	$4,113
State tax (benefit) expense, net of federal tax	(1,391)	1,502	416
Valuation allowance, net	89	(5,018)	23
Permanent differences and other, net	(1,927)	236	551
Change in tax rate	-	(1,599)	12
Change to uncertain tax positions, net	(151)	4,166	(869)
Foreign rate differential	174	(418)	(1,003)

Income tax (benefit) expense	$(10,314)	$825	$3,243

Components of Net Deferred Tax Liability

Significant components of the Company’s net deferred tax liability, which includes the retroactive adjustment as of December 31, 2012, discussed in Notes 2 and 5, are as follows (in thousands):

	December 31,
	2011	2012
Deferred tax assets:
Current deferred tax assets:
Reserve on assets	$525	$679
Liabilities not yet deductible	9,502	10,095
Deferred revenue	326	430
Depreciation	84	207
Other	146	-

	10,583	11,411
Valuation allowance	(3)	(45)

Net current deferred tax assets	10,580	11,366
Non-current deferred tax assets:
Net operating loss and credit carryforwards	6,257	1,918
Liabilities not yet deductible	9,991	12,806
Deferred revenue	471	737
Stock-based compensation	2,606	9,641
Deferred financing costs	1,273	1,018
Other	3,657	2,410

	24,255	28,530
Valuation allowance	(1,007)	(1,037)

Net non-current deferred tax assets	23,248	27,493

Total net deferred tax assets	33,828	38,859
Deferred tax liabilities:
Intangible assets	(163,316)	(158,426)
Depreciation	(14,313)	(17,814)

Total deferred tax liabilities	(177,629)	(176,240)

Net deferred tax liability	$(143,801)	$(137,381)

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows (in thousands):

	Years ended December 31,
	2011	2012
Beginning balance	$4,420	$7,933
Additions for tax positions of prior years	4,392	474
Additions for tax positions of current year	557	879
Settlements	(1,436)	(474)
Reductions for tax positions of prior years	-	(845)
Lapses of statutes of limitations	-	(778)
Effect of foreign currency adjustments	-	223

Ending balance	$7,933	$7,412